Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Financial assets:
Cash and deposits with banks	¥ 58,057,047	¥ 57,763,441
Call loans and bills bought:
Reverse repurchase agreements and cash collateral on securities borrowed	11,112,319	10,345,994
Investment securities:
Loans and advances	91,358,521	90,682,938
Debt instruments at amortized cost	291,702	318,914
Call money and bills sold:
Repurchase agreements and cash collateral on securities lent	16,720,811	12,887,249
Borrowings	13,039,490	12,167,858
Debt securities in issue	10,995,820	11,171,209
Carrying value [member]
Financial assets:
Cash and deposits with banks	58,057,047	57,763,441
Call loans and bills bought:
Call loans	1,559,443	2,459,098
Bills bought	3,204	6,647
Reverse repurchase agreements and cash collateral on securities borrowed	11,112,319	10,345,994
Investment securities:
Loans and advances	91,358,521	90,682,938
Debt instruments at amortized cost	291,702	318,914
Other financial assets	3,942,195	3,609,129
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	89,937,242	89,969,579
Other deposits	44,991,310	44,435,073
Call money and bills sold:
Call money	1,435,492	1,307,779
Repurchase agreements and cash collateral on securities lent	16,720,811	12,887,249
Borrowings	12,641,133	12,167,858
Debt securities in issue	10,995,820	11,171,209
Other financial liabilities	6,138,929	5,596,513
Not carried at fair value [member]
Financial assets:
Cash and deposits with banks	58,058,662	57,766,549
Call loans and bills bought:
Call loans	1,559,254	2,459,774
Bills bought	3,206	6,645
Reverse repurchase agreements and cash collateral on securities borrowed	11,111,893	10,345,889
Investment securities:
Loans and advances	94,205,206	93,451,467
Debt instruments at amortized cost	292,700	319,871
Other financial assets	3,939,647	3,606,414
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	89,938,108	89,970,579
Other deposits	44,996,953	44,435,139
Call money and bills sold:
Call money	1,435,654	1,307,710
Repurchase agreements and cash collateral on securities lent	16,720,811	12,887,249
Borrowings	12,751,801	12,268,394
Debt securities in issue	11,118,947	11,304,119
Other financial liabilities	¥ 6,138,930	¥ 5,596,506